Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value Recurring Basis (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 24,075,435	$ 258,971,518
Level 3 [Member]
Liabilities:
Forward Purchase Agreement	$ 49,275